Investment Properties - Net Book Value of Investment Properties (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about investment property [Line Items]
Investment properties	$ 720	$ 763	$ 653
Gross carrying amount [Member]
Disclosure of detailed information about investment property [Line Items]
Investment properties	1,125	1,141
Accumulated depreciation [Member]
Disclosure of detailed information about investment property [Line Items]
Investment properties	(405)	(378)
Land [Member]
Disclosure of detailed information about investment property [Line Items]
Investment properties	430	429
Land [Member] | Gross carrying amount [Member]
Disclosure of detailed information about investment property [Line Items]
Investment properties	430	429
Office buildings for rent [Member]
Disclosure of detailed information about investment property [Line Items]
Investment properties	290	334
Office buildings for rent [Member] | Gross carrying amount [Member]
Disclosure of detailed information about investment property [Line Items]
Investment properties	695	712
Office buildings for rent [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about investment property [Line Items]
Investment properties	$ (405)	$ (378)